Company Information	12 Months Ended
Dec. 31, 2017
Company Information
Company Information

1.    Company Information:

Banco de Chile, resulting from the merger of Banco Nacional de Chile, Banco Agrícola and Banco de Valparaíso, was formed on October 28, 1893 in the city of Santiago, in the presence of the Notary Eduardo Reyes Lavalle.

Banco de Chile (“Banco de Chile” or the “Bank”) is a Corporation organized under the laws of the Republic of Chile, regulated by the Superintendency of Banks and Financial Institutions (“SBIF”).  Since 2001 — when the Bank was first listed on the New York Stock Exchange (“NYSE”), in the course of its American Depository Receipt (“ADR”) program. Banco de Chile also complies with the regulations published by the United States Securities and Exchange Commission (“SEC”).

Banco de Chile offers a broad range of banking services to its customers, ranging from individuals to large corporations.  The services are managed in large corporate banking, middle and small corporate banking, personal banking services and retail groups.  Additionally, the Bank offers international as well as treasury banking services.  The Bank’s subsidiaries provide other services including securities brokerage, mutual fund management, factoring, insurance brokerage, financial advisory and securitization.

Banco de Chile’s legal address is Paseo Ahumada 251, Santiago, Chile and its website is www.bancochile.cl.

The consolidated financial statements of the Bank for the year ended December 31, 2017 were authorized for issuance in accordance with the directors’ resolution on April 26, 2018.